Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Registrant Name	dei_EntityRegistrantName	Victory Portfolios II
CIK	dei_EntityCentralIndexKey	0001547580
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 06, 2024
Effective Date	dei_DocumentEffectiveDate	Dec. 02, 2024
Prospectus Date	rr_ProspectusDate	Dec. 02, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A